Members' deficit	12 Months Ended
Dec. 31, 2017
Predecessor
Members' deficit

(15) Members’ deficit

As of December 31, 2017, the Company has outstanding Class A, Class B, Class C, Class D and Class E units. Class A and Class B units are non-vesting units. Class C units are non-vesting. Class B units have preferential liquidation rights.

The Company has equity awards outstanding under the EVO LLC Incentive Equity Plan (the “Equity Incentive Plan”) and the EVO LLC Unit Appreciation Equity Plan (the “Unit Appreciation Plan”). Under these plans, the Company grants Class D units to employees up to limits established in the EVO LLC Amended and Restated LLC Agreement. Class D units contain certain vesting restrictions including time-based and performance-based measures. None of the Class D units contain solely time-based vesting restrictions.

Under the Equity Incentive Plan, time-vesting Class D units vest at 20% on the first five annual anniversaries of the grant date, provided the employees’ continuous service on each vesting date. Time-vesting measures will be satisfied immediately prior to the effective date of a sale transaction. Performance-vesting units shall vest only when a liquidity event is consummated or if vesting is accelerated at the discretion of the board. These Class D units are subject to repurchase at any time by the Company. Under time-vesting and performance-vesting the Class D units shall be fully vested only if they are both time and performance conditions are satisfied. The time-vesting requirements are the same as described above, with one exception. Under an IPO, only 50% of the time-based performance-vesting Class D units would be accelerated. In a sale transaction, all time-based performance-vesting Class D units would be accelerated.

Under the Unit Appreciation Plan, the Company grants Unit Appreciation Awards. Recipients of these awards are not considered members of the Company. They continue to receive compensation as employees and do not receive profit allocations or distributions. Under this plan, certain awards require only time-vesting and others require both time-vesting and performance-vesting. Time-vesting Class D units shall vest at 20% on the first five annual anniversaries of the grant date; provided the recipients’ continuous service on each vesting date. Under time-vesting and performance-vesting the Class D units shall be fully vested only if both time and performance conditions are satisfied. Time-vesting is the same as the above. Performance-vesting occurs when a liquidity event is consummated or if it is accelerated by the Board.

Class D units also contain a participation threshold value used to determine if a particular grant is eligible to participate in distributions connected with a sale, liquidation event, or initial public offering. Grantees receive income allocations and distributions based on both vested and unvested Class D units. Grants of Class D units are subject to forfeiture if a grantee, among other conditions, leaves the Company’s employment prior to expiration of the restricted period. Vesting may be accelerated under certain conditions.

The Company does not recognize share-based compensation expense for awards granted under the Equity Incentive Plan and the Unit Appreciation Plan because performance conditions are linked to a liquidity event including a sale or initial public offering of the Company’s equity.

In January 2017, the Company authorized and issued 1,011,931 of Class E units in order to raise capital of $71.3 million. The Class E units are non-vesting and hold preferential liquidation rights. The Class E units were issued to existing unitholders and affiliates of existing unitholders. The proceeds from the issued Class E units were used to repay the BMO Loan of $65.4 million in principal and interest and to fund operations of the Company. Additionally, the Company paid $5.7 million to MDP for consulting services rendered in connection with the Class E unit raise.

Members’ deficit balances by class of equity consist of the following:

December 31, 2017
(In thousands)
Class A	$(98,757)
Class B	(51,130)
Class C	381
Class D	(14,782)
Class E	62,124

Total	$(102,164)

As of December 31, 2017, the Company authorized 6.5 million Class A units, 6.0 million Class B units, 0.5 million Class C units, 1.4 million Class D units and 1.0 million Class E units. In the event of a liquidation, sale transaction or initial public offering, Class E units have primary preferential rights over the other classes of equity; Class B units have secondary preferential rights. The below table represents total units issued for each class of equity.

	Unit balances
	Class A	Class B	Class C	Class D	Class E	Total
	(In thousands)
Balance, December 31, 2015	6,374	3,506	381	1,115	—	11,376
Grants	—	—	—	2	—	2
Redemptions	—	—	(6)	—	—	(6)
Forfeitures	—	—	—	(32)	—	(32)

Balance, December 31, 2016	6,374	3,506	375	1,085	—	11,340
Grants	—	—	—	34	1,012	1,046
Redemptions	—	—	—	—	—	—
Forfeitures	—	—	—	(12)	—	(12)

Balance, December 31, 2017	6,374	3,506	375	1,107	1,012	12,374